Share-based payments - Schedule of Assumptions Used to Measure Fair Value of Options Granted (Details)	12 Months Ended
	Mar. 31, 2024 Year $ / shares	Apr. 02, 2023 Year $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in CAD per share)	$ 19.77	$ 24.63
Weighted average exercise price (in CAD per share)	$ 19.77	$ 24.63
Risk-free interest rate	4.09%	2.52%
Expected life in years | Year	5.4	5.0
Expected dividend yield	0.00%	0.00%
Volatility	40.00%	40.00%
Weighted average fair value of options issued (in CAD per share)	$ 6.82	$ 7.86